Document and Entity Information	Oct. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2021
Document Effective Date	Feb. 28, 2021
Prospectus Date	Feb. 28, 2021
MainStay Epoch International Choice Fund | Class R6
Prospectus:
Trading Symbol	ICEDX
MainStay MacKay S&P 500 Index Fund | Class R6
Prospectus:
Trading Symbol	MYIDX
MainStay Short Term Bond Fund | Class R6
Prospectus:
Trading Symbol	MIXDX
MainStay MacKay U.S. Equity Opportunities Fund | Class R6
Prospectus:
Trading Symbol	MYCDX
MainStay MacKay International Opportunities Fund | Class R6
Prospectus:
Trading Symbol	MYTDX
MainStay MacKay Small Cap Core Fund | Class R6
Prospectus:
Trading Symbol	MOPDX
MainStay MacKay Short Duration High Yield Fund | Class R6
Prospectus:
Trading Symbol	MDHEX
MainStay MacKay Growth Fund | Class R6
Prospectus:
Trading Symbol	KLGDX
MainStay Epoch Capital Growth Fund | Class R6
Prospectus:
Trading Symbol	MECYX